Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Accounts Receivable, Net

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Accounts receivable	3,704,732	2,988,100	468,898
Allowance for credit losses	(360,299)	(240,326)	(37,712)
Accounts receivable, net	3,344,433	2,747,774	431,186

Schedule of Movement of Allowance for Credit Losses

The following table presents movement of the allowance for credit losses:

	As of December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Balance at the beginning of the year	94,856	144,574	360,299	56,539
Cumulative effect of adopting ASU 2016-13	—	72,366	—	—
Provisions/(Reversal)	72,259	202,108	(62,267)	(9,772)
Write-offs	(22,541)	(58,749)	(57,706)	(9,055)
Balance at the end of the year	144,574	360,299	240,326	37,712